Contract Balances (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities
Accounts receivable and unbilled revenue are as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Billed services (accounts receivable)	$1,751,950	$1,349,851
Allowance for credit losses (note 5)	(20,562)	(7,081)
Accounts receivable (net)	1,731,388	1,342,770
Unbilled services (unbilled revenue)	$957,655	$623,121
Accounts receivable and unbilled revenue, net	$2,689,043	$1,965,891

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2022	December 31, 2021	$ Change	% Change

Unbilled services (unbilled revenue)	$957,655	$623,121	$334,534	53.7%
Unearned revenue (payments on account)	(1,507,449)	(1,323,961)	(183,488)	13.9%
Net balance	$(549,794)	$(700,840)	$151,046	21.6%